Property and Equipment, Net - Narratives (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1.1	$ 0.3	$ 3.3	$ 1.3